[LOGO] Schroders




                                    Schroder
                              Emerging Markets Fund
                             Institutional Portfolio






                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1998
                                   (Unaudited)







                       Schroder Capital Funds (Delaware)

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO
--------------------------------------------------------------------------------

Two Portland Square, Portland, Maine 04101
General Information            (207) 879-6200
Account Information            (800) 344-8332
Fund Literature                (800) 290-9826
Fax                            (207) 879-6050


INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation by investing in equity and debt securities of issuers domiciled or doing business in emerging market countries, in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.

INVESTMENT ADVISER
Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of December 31, 1997, the Schroder Group had over $175 billion in assets under management. As of March 31, 1998, the Investment
Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $29 billion under management, of which, over $6 billion was invested in the emerging markets.


June 15, 1998


Dear Shareholder,

The Schroder Emerging Markets Fund Institutional Portfolio returned 3.7% for Investor Shares and 3.6% for Advisor Shares for the six month period ending April 30, 1998 (total return does not reflect the deduction of the purchase and redemption fee of 0.50% respectively). This compares with the unmanaged, customized Morgan Stanley Capital International Emerging Markets Free (excluding Malaysia) Index (the "Index"), which returned 5.1% for the same period.

Analyzing performance, the Fund's overweight holdings (versus the Index) in Hungary and Portugal and the underweight position in Indonesia were positive contributors to performance but were offset by overweighting China and underweighting Brazil, Greece and South Africa. Stock selection was strong in China and Taiwan but poor returns in Brazil, India and Mexico caused an overall negative stock selection impact.

While the Asian crisis brought some economic slowdown to Latin America, management considers there to be great value in the region. However, they are wary of increasing positions there due to the present global volatility. Mexico and Brazil remain the region's favored markets as well as the Fund's top two country weights. In Mexico, governmental structure and policies have led to market stability while Brazilian companies are currently attractively valued and the government's privatization program is on track. The winner of Brazil's presidential election, scheduled for later this year, will need to tackle the fiscal deficit for the market to perform well on a twelve-month view.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO
--------------------------------------------------------------------------------

Management is likely to maintain it's current strategy for the remainder of the fiscal year with particular caution being paid to Southeast Asia. We do believe that the long-term prospects for many emerging markets remain solid. We continue to seek to identify those companies that exhibit a strong balance sheet, growing market share, and franchise value that are best positioned to survive the recent market volatility.

Thank you for your interest in the Schroder Emerging Markets Fund Institutional Portfolio.


Sincerely,

/s/ M. J. Smith

Mark J. Smith
President

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (AS OF APRIL 30, 1998)
Q: CERTAIN ASIAN MARKETS REBOUNDED SINCE THEIR DRAMATIC FALLS IN LATE 1997. ARE THERE ANY PARTICULAR MARKETS THAT HAVE COME THE FURTHEST TO BEST ADDRESS THE ECONOMIC ISSUES?

A: Korea and Thailand have been taking the most positive steps in restructuring their economies. Both countries are complying with the IMF in their attempts to reschedule external debt and both raised interest rates to stabilize their currencies after dramatic falls. As the currencies recovered, both governments then initiated tough reforms of the financial systems in an attempt to enforce stringent Western standards of regulation. Bankruptcy laws were tightened, forcing the closure of many unviable businesses and bank recapitalization programs have begun. Corporate restructuring is now vital, especially for the conglomerates in Korea. This has been facilitated by a recovery of foreign investment, such as Volvo's decision to buy a subsidiary of Samsung. Both countries' equity markets have recovered sharply from their lows but the restructuring process will take a long time for real economic and market stability to return.

Q: HAS FUND MANAGEMENT CHANGED ITS VIEWS ON LATIN AMERICA AS A RESULT OF THE ASIAN CRISIS?

A: As the depth and gravity of the economic and structural problems faced by the Asian countries became apparent in the latter half of 1997, management significantly reduced positions in Asia in light of uncertainty with regard to future growth prospects. Over a six-month period, the cash proceeds from these sales were reinvested in Latin America, in particular Brazil, because we believed Latin America would be less severely affected. The Brazilian government's swift response to the crisis with a tight fiscal package to protect the currency was notably effective. Mexican consumer stocks have been favored by the Fund as the domestic economy has remained strong, supported by the U.S. economy which has not been greatly impacted by the crisis. Smaller economies were more severely affected, principally due to the fall in commodity prices (for example, Chile and Venezuela's export dependence on copper and oil respectively) and positions in those countries were reduced, as this situation is expected to continue.

Q: DO STOCK VALUATIONS REMAIN ATTRACTIVE IN EMERGING MARKETS WHEN COMPARED TO THOSE IN DEVELOPED MARKETS?

A: Management believes that the valuation case for emerging markets is attractive. On a relative basis, emerging markets now look cheap considering their superior long-term earnings growth prospects. Certain markets in Latin America appear inexpensive and look fundamentally stronger than most Asian markets, which need to undergo painful restructuring before earnings can recover and improve valuation measures. Valuations in the EMEA countries (Europe, Middle East and Africa) are also generally attractive and are supported by visible earnings growth potential.

Q: WHAT IS THE FUND'S INVESTMENT STRATEGY GOING FORWARD?

A: The Fund's strategy is unlikely to change over the next six months. Management remains particularly cautious about the Southeast Asian markets, which remain heavily dependent on the success of economic restructuring. The violent instability in Indonesia and the continuing weakness of the Japanese economy depress the region's prospects. Certain Latin American markets appear more attractive. The Fund's preferred markets are Mexico and Brazil. Within the EMEA region, economic growth remains robust in Hungary and Poland and we continue to find attractive and well-managed companies there. Russia remains beset by political instability and is therefore, likely to remain underweight versus the Index until management sees clearer signs of tangible reforms. Now that Portugal has been reclassified as a developed market, the Fund will continue to reduce its overweight position in the country.

THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF APRIL 30, 1998, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO
--------------------------------------------------------------------------------


           PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 1998 (UNAUDITED)
            TOP TEN HOLDINGS                                                 INVESTMENT BY INDUSTRY
Security                                      % of Net Assets        Industry                    % of Net Assets
-------------------------------------------------------------        -------------------------------------------
Telecomunicacoes Brasileiras -Telebras (Braz)           3.60%        Capital Equipment                     7.99%
Telefonos De Mexico ADR SA (Mex)                        2.19%        Consumer Durables                     2.80%
Petrol Brasileiro - Petrobras (Braz)                    2.13%        Consumer Non-Durables                 5.72%
Cemex, S.A. de C.V. (Mex)                               1.70%        Energy                               19.10%
Hellenic Bottling Co. SA (Greece)                       1.55%        Finance                              15.56%
Centrais Electricas Brasileiras - Eletrobras (Braz)     1.45%        Materials                             8.04%
Cifra SA de CV (Mex)                                    1.43%        Multi-Industry                        6.09%
Fomento Economico Mexicano de CV (Mex)                  1.42%        Retail                                3.78%
Semapa - Sociedade de Investimento (Port)                            Services                             22.74%
       Gestao SGPS SA (Port)                            1.36%        Telecommunications                    5.69%
YPF Sociedade Anonima ADR (Arg)                         1.36%        Cash & Cash Equivalents               2.49%
                                                       ------                                             ------
Total                                                  18.19%        Total                                100.0%
                                                       ------                                             ------
                                                       ------                                             ------

                           COUNTRY WEIGHTINGS
Country                    % of Net Assets       MSCI EMF ex-Malaysia Index
----------------------------------------------------------------------------
Argentina                             4.22%              4.70%
Botswana                              0.57%              0.00%
Brazil                               15.86%             17.20%
Chile                                 3.76%              3.70%
China                                 0.82%              0.80%
Croatia                               0.38%              0.00%
Czech Republic                        0.83%              1.10%
Egypt                                 0.73%              0.00%
Greece                                3.37%              4.50%
Hong Kong                             2.51%              0.00%
Hungary                               3.34%              1.50%
India                                 8.51%              7.10%
Indonesia                             1.09%              1.40%
Israel                                3.27%              2.80%
Malaysia                              0.78%              0.00%
Mauritius                             0.54%              0.00%
Mexico                               12.81%             12.60%
Philippines                           1.75%              1.70%
Pakistan                              0.76%              0.70%
Peru                                  0.32%              1.20%
Poland                                2.62%              0.70%
Portugal                              4.73%              0.00%
Korea, Republic of                    4.53%              2.50%
Russia                                1.88%              5.10%
Slovakia                              0.07%              0.00%
South Africa                          8.99%             14.00%
Taiwan                                4.43%              9.20%
Thailand                              1.39%              2.30%
Turkey                                1.68%              3.10%
Venezuela                             0.74%              1.10%
Zimbabwe                              0.23%              0.00%
Cash & Cash Equivalents               2.49%              0.00%
                                     ------
Total                                100.0%
                                     ------
                                     ------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (FUND)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
      Investments (Notes 1 and 2):
         Investment in Schroder Emerging Markets Fund Institutional
           Portfolio (the "Portfolio")                                                                        $ 207,402,636
      Organization cost, net of amortization (Note 2)                                                                11,533
                                                                                                        --------------------

                               Total Assets                                                                     207,414,169
                                                                                                        --------------------

LIABILITIES:
      Payable to administrator (Note 3)                                                                              13,047
      Payable to subadministrator (Note 3)                                                                            8,530
      Accrued expenses and other liabilities                                                                         35,453
                                                                                                        --------------------

                               Total Liabilities                                                                     57,030
                                                                                                        --------------------

                               Net Assets                                                                     $ 207,357,139
                                                                                                        ====================

COMPONENTS OF NET ASSETS:
      Paid-in capital                                                                                         $ 209,925,845
      Undistributed net investment income (loss)                                                                    861,883
      Accumulated net realized gain (loss)                                                                      (23,535,678)
      Net unrealized appreciation (depreciation) on investments                                                  20,105,089
                                                                                                        --------------------

                               Net Assets                                                                     $ 207,357,139
                                                                                                        ====================

NET ASSETS BY CLASS:
      Investor Class                                                                                          $ 180,365,223
      Advisor Class                                                                                              26,991,916
                                                                                                        --------------------

                               Net Assets                                                                     $ 207,357,139
                                                                                                        ====================

SHARES OF BENEFICIAL INTEREST:
      Investor Class                                                                                             15,755,974
      Advisor Class                                                                                               2,347,273

NET ASSET VALUE OFFERING AND  REDEMPTION  PRICE PER SHARE
      (NET ASSETS / SHARES OF BENEFICIAL INTEREST):
      Investor Class                                                                                                $ 11.45
      Advisor Class                                                                                                 $ 11.50



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (FUND)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO (PORTFOLIO):
      Dividend income (net of foreign withholding taxes of $203,971)                                           $ 1,969,579
      Interest income                                                                                              434,073
      Net expenses                                                                                              (1,152,796)
                                                                                                       --------------------
                               Net Investment Income Allocated from the Portfolio                                1,250,856
                                                                                                       --------------------

EXPENSES:
      Administration  (Note 3)                                                                                      48,880
      Subadministration (Note 3)                                                                                    48,880
      Transfer agency (Note 3)                                                                                      17,415
      Shareholder services  - Advisor Shares (Note 3)                                                               31,544
      Accounting (Note 3)                                                                                            6,000
      Legal                                                                                                          7,642
      Audit                                                                                                          7,080
      Registration                                                                                                  11,015
      Reporting                                                                                                        794
      Trustees                                                                                                       4,586
      Amortization of organization costs (Note 2)                                                                    3,000
      Miscellaneous                                                                                                 14,706
                                                                                                       --------------------
                               Total Expenses                                                                      201,542
      Fees waived and expenses reimbursed  (Note 4)                                                                 (4,000)
                                                                                                       --------------------
                               Net Expenses                                                                        197,542
                                                                                                       --------------------

NET INVESTMENT INCOME (LOSS)                                                                                     1,053,314
                                                                                                       --------------------

NET REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS  AND FOREIGN
      CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO:
      Net realized gain (loss) on investments sold (A)                                                         (12,457,776)
      Net realized gain (loss) on foreign currency transactions                                                   (312,966)
                                                                                                       --------------------
                               Net realized gain (loss) on investments and foreign
                                   currency transactions                                                       (12,770,742)
                                                                                                       --------------------
      Net change in unrealized appreciation (depreciation) on investments (B)                                   18,201,926
      Net change in unrealized appreciation (depreciation) on  foreign
         currency transactions                                                                                     (14,039)
                                                                                                       --------------------
                               Net change in unrealized appreciation (depreciation) on
                                   investments and foreign currency transactions                                18,187,887
                                                                                                       --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO                                                         5,417,145
                                                                                                       --------------------

NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS                                               $ 6,470,459
                                                                                                       ====================

------------------------------

(A) Net of Indian  capital  loss tax of  $103,338.
(B) Net of deferred  Indian capital gain tax of $69,470.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (FUND)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE
                                                                                   PERIOD ENDED              FOR THE
                                                                                  APRIL 30, 1998            YEAR ENDED
                                                                                    (UNAUDITED)          OCTOBER 31, 1997
                                                                                --------------------    -------------------

NET ASSETS, BEGINNING OF PERIOD                                                       $ 204,715,762          $ 167,570,050
                                                                                --------------------    -------------------

OPERATIONS:
      Net investment income (loss)                                                        1,053,314              1,084,832
      Net realized gain (loss) on investments sold                                      (12,770,742)            (4,692,069)
      Net change in unrealized appreciation (depreciation) on investments                18,187,887                242,848
                                                                                --------------------    -------------------
      Net increase (decrease) in net assets resulting from operations                     6,470,459             (3,364,389)
                                                                                --------------------    -------------------

DISTRIBUTION TO SHAREHOLDERS FROM:
      Net investment income - Investor Shares                                              (596,860)              (150,511)
      Net investment income - Advisor Shares                                                (26,384)               (10,884)
                                                                                --------------------    -------------------
      Total distributions to shareholders                                                  (623,244)              (161,395)
                                                                                --------------------    -------------------

CAPITAL SHARE TRANSACTIONS:  (NOTE 5)
      Sale of shares - Investor Class *                                                  28,954,939             38,703,940
      Sale of shares - Advisor Class *                                                    1,056,417             28,015,324
      Reinvestment of distributions - Investor Class                                        355,423                 87,690
      Reinvestment of distributions - Advisor Class                                               -                 10,884
      Redemption of shares - Investor Class *                                           (33,275,850)           (26,043,240)
      Redemption of shares - Advisor Class *                                               (296,767)              (103,102)
                                                                                --------------------    -------------------
      Net increase (decrease) from capital share transactions                            (3,205,838)            40,671,496
                                                                                --------------------    -------------------

      Net increase (decrease) in net assets                                               2,641,377             37,145,712
                                                                                --------------------    -------------------

NET ASSETS, END OF PERIOD (INCLUDING LINE A)                                          $ 207,357,139          $ 204,715,762
                                                                                ====================    ===================

(A)      Accumulated undistributed net investment income (loss)                           $ 861,883              $ 431,813
                                                                                ====================    ===================

SHARE TRANSACTIONS:
      Sale of shares - Investor Class                                                     2,663,555              3,082,070
      Sale of shares - Advisor Class                                                         95,022              2,284,352
      Reinvestment of distributions in shares - Investor Class                               32,460                  7,929
      Reinvestment of distributions in shares - Advisor Class                                 2,413                    979
      Redemption of shares - Investor Class                                              (3,139,985)            (2,043,429)
      Redemption of shares - Advisor Class                                                  (26,312)                (9,181)
                                                                                --------------------    -------------------
      Net increase (decrease) in shares                                                    (372,847)             3,322,720
                                                                                ====================    ===================

------------------------------

(*)  Includes purchase and redemption fees (Note 5).


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (FUND)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INVESTOR SHARES

Selected per share data and ratios for an Investor share outstanding throughout each period:

                                                                   For the                     For the
                                                                   Period Ended                Years Ended
                                                                  April 30,                   October 31,
                                                                                 --------------------------------------
                                                                   1998 (a)        1997        1996 (b)      1995 (c)
                                                                  -----------    ----------   -----------    ----------

Net Asset Value, Beginning  of Period                                  $11.08        $11.06        $10.63        $10.00
                                                                  -----------    ----------   -----------    ----------
Investment Operations
     Net Investment Income (Loss)                                        0.06(d)       0.06(d)       0.02(d)       0.02
     Net Realized and Unrealized Gain (Loss) on Investments              0.35         (0.03)         0.43(e)       0.61
                                                                  -----------    ----------   -----------    ----------
Total from Investment Operations                                         0.41          0.03          0.45          0.63
                                                                  -----------    ----------   -----------    ----------
Distributions From
     Net Investment Income                                              (0.04)        (0.01)        (0.02)         -
                                                                  -----------    ----------   -----------    ----------
Total Distributions                                                     (0.04)        (0.01)        (0.02)         -
                                                                  -----------    ----------   -----------    ----------
Net Asset Value, End of Period                                         $11.45        $11.08        $11.06        $10.63
                                                                  ===========    ==========   ===========    ==========

Total Return (f)(g)                                                     3.69%(h)       0.27%         4.22%         6.30%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                          $180,365       $179,436      $167,570       $18,423
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees                     1.35%(d)      1.41%(d)       1.60%(d)      1.58%(i)
    Expenses excluding reimbursement/waiver of fees                     1.60%(d)      1.62%(d)       1.71%(d)      2.45%(i)
    Net investment income (loss) including reimbursement/waiver of fees 1.11%(d)      0.51%(d)       0.36%(d)      0.46%(i)
Average Commission Rate Per Share (j)                                 $0.0017       $0.0020        $0.0008          N/A
Portfolio Turnover Rate (k)                                            26.19%        43.13%        102.70%        44.10%

------------------------------------------------------------------

(a)  Unaudited.
(b) On May 17, 1996, the Fund began offering two classes of shares, Investor Shares and Advisor Shares, and all then outstanding shares of the Fund were designated as Investor Shares.
(c) The Fund commenced operations on March 31, 1995 and converted to Core and Gateway(R) on November 1, 1995.
(d) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(e) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period ended due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(f) Total return calculation does not include the purchase or redemption fee of 0.50%, respectively.
(g) Total return would have been lower had certain expenses not been reduced during the periods shown. (See Note 4)
(h)  Not annualized
(i)  Annualized.
(j) For the fiscal year beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid by the Portfolio to brokers on the purchase and sale of Portfolio's equity securities on which commissions are charged.
(k) Portfolio turnover represents the rate of portfolio activity. The rate after October 31, 1995 represents the portfolio turnover rate of the Portfolio.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (FUND)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Selected per share data and ratios for an Advisor share outstanding throughout the period:

                                                                                                         For the
                                                                                       For the            Period
                                                                                     Period Ended     November 21, 1996
                                                                                       April 30,        to October 31,
                                                                                     -------------    ---------------
                                                                                       1998 (a)          1997 (b)
                                                                                     -------------    ---------------

Net Asset Value, Beginning  of Period                                                       $11.11             $11.28
                                                                                     -------------    ---------------
Investment Operations
     Net Investment Income (Loss)                                                             0.05(c)            0.03(c)
     Net Realized and Unrealized Gain (Loss) on Investments                                   0.35              (0.19)
                                                                                     -------------    ---------------
Total from Investment Operations                                                              0.40              (0.16)
                                                                                     -------------    ---------------
Distributions From
     Net Investment Income                                                                   (0.01)             (0.01)
                                                                                     -------------    ---------------
Total Distributions                                                                          (0.01)             (0.01)
                                                                                     -------------    ---------------
Net Asset Value, End of Period                                                              $11.50             $11.11
                                                                                     =============    ===============

Total Return (d)(e)(f)                                                                        3.62%             (1.42)%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                              $26,992            $25,280
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees                                           1.60%(c)           1.66%(c)(g)
    Expenses excluding reimbursement/waiver of fees                                           1.88%(c)           2.03%(c)(g)
    Net investment income (loss) including reimbursement/waiver of fees                       0.84%(c)           0.27%(c)(g)
Average Commission Rate Per Share (h)                                                        $0.0017            $0.0020
Portfolio Turnover Rate (i)                                                                  26.19%              43.13%

---------------------------------------------------

(a)  Unaudited.
(b)  Advisor Class shares were first issued on November 21, 1996.
(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(d) Total return calculation does not include the purchase or redemption fee of 0.50%, respectively.
(e)  Not Annualized.
(f) Total return would have been lower had certain expenses not been reduced during the period shown. (See Note 4)
(g)  Annualized.
(h) Amount represents the average commission per share paid to brokers on the purchase and sale of Portfolio's equity securities for which commissions are charged.
(i) Portfolio turnover represents the rate of portfolio activity of the Portfolio.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (FUND)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is the Schroder Emerging Markets Fund Institutional Portfolio (the "Fund"), a non-diversified portfolio that commenced operations on March 31, 1995. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1998, both Investor Shares and Advisor Shares had been issued.

MASTER-FEEDER ARRANGEMENT - Effective November 1, 1995, the Fund has sought to achieve its investment objective by investing all of its investable assets in a separate non-diversified portfolio, Schroder Emerging Markets Fund Institutional Portfolio (the "Portfolio"), of Schroder Capital Funds ("Schroder Core") that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees ("Trustees") determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolio's financial statements are included on pages 13 to 33 in this report and should be read in conjunction with the Fund's financial statements. As of April 30, 1998, the Fund owns approximately 73.22% of interest in the Portfolio and may be deemed under certain circumstances, for purposes of the Act, to control the Portfolio.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

INVESTMENT INCOME AND EXPENSES - The Trust records daily its pro rata share of the Portfolios' income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (FUND)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. Indian tax regulations require that taxes be paid on capital gains realized by the Fund. At April 30, 1998, the Fund decreased net unrealized appreciation on investments by the estimated tax liability attributable to Indian investments of $69,470 and decreased net realized losses on investments by $101,338 for taxes incurred on losses realized from Indian investments.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operation of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets. Expenses that are directly attributable to a class are allocated to that class.

ORGANIZATIONAL COSTS - Costs incurred by the Fund in connection with its organization amortized on a straight line basis over a five year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS - The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

ADMINISTRATOR AND SUBADMINISTRATOR - The administrator is Schroder Fund Advisors Inc. ("Schroder Advisors") and the Subadministrator is Forum Administrative Services, LLC ("FAdS"). For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of average daily net assets of the Fund. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of average daily net assets of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee in the amount of $12,000 per class per year, plus certain other fees and expenses.

SHAREHOLDER SERVICE PLAN AND SERVICE ORGANIZATIONS - The Trust has adopted a Shareholder Service Plan (the "Plan") for the Advisor Share Class under which Schroder Advisors is authorized to pay service organizations a servicing fee. Payments under the Plan may be for various types of services. The maximum annual amount payable under the Plan is 0.25% of the Fund's average net assets attributable to the Advisor Shares.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") is the Fund's fund accountant. For its services to the Fund, FAcS is entitled to receive from the Fund a fee of $12,000 per year.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Schroder Advisors has voluntarily waived a portion of its fee and has assumed certain expenses of the Fund so that its expenses chargeable to Investor Shares and Advisor Shares, including indirect expenses borne by the Fund as a result of investing in the Portfolio, would not exceed an annual rate of 1.45% and 1.70%, respectively, of the average daily net assets attributable to Investor Shares and Advisor Shares, respectively. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. SCMI, FAdS, FSS and FAcS may waive voluntarily all or a portion of their fees, from time to time. For the period ended April 30, 1998, FSS waived fees of $4,000. For the year ended October 31, 1997, Schroder Advisors reimbursed expenses of $19,679 and FSS waived fees of $8,705.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (FUND)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

NOTE 5. PURCHASE AND REDEMPTION FEES

Purchases and redemptions of Fund shares are subjected to a transaction fee of 0.50% of the amount invested and the net asset value redeemed, respectively. These charges are designed to cover the transaction costs the Portfolio incurs (either directly or indirectly as a result of Fund's investment in the Portfolio) as a result of investments or the redemption of Fund shares. These charges, which are not sales charges, are assessed by the Fund and paid to the Portfolio, not Schroder Advisors or any other entity. The purchase and redemption fees are included in the Statements of Changes in Net Assets shares sold and shares redeemed amounts, respectively, and are included as part of Paid-in Capital in the Statement of Assets and Liabilities. The purchase and redemption fee for each class are as follows:

                                           Investor Shares                   Advisor Shares
                                           ---------------                   --------------
         For the Periods Ended         Purchase    Redemption          Purchase         Redemption
         ---------------------         --------    ----------          --------         ----------
             April 30, 1998            $138,688    $  168,053          $  5,284         $    1,618
             October 31, 1997           192,175       130,890           140,252                566


NOTE 6.  FEDERAL INCOME TAXES

As of April 30, 1998, the Fund has capital loss carryovers available to offset future capital gains as follows:

Carryovers expire on October 31, 2003..............................  $   159,533
Carryovers expire on October 31, 2004..............................    6,451,242
Carryovers expire on October 31, 2005..............................    3,251,813

NOTE 7.  BENEFICIAL INTEREST

For the period ended April 30, 1998, there were 3 unaffiliated shareholders each owning more than 10% of the Fund's net assets totaling 66.21%.

--------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 1998 (UNAUDITED)

                           STOCKS AND WARRANTS - 97.5%

             SHARES                                                                                            VALUE US$
             ------                                                                                            ---------
                           ARGENTINA  - 4.2%
                           COMMON STOCK
              360,000      Astra Cia Argentina De Petrolo SA
                               ENERGY                                                                          $ 648,065
               33,957      Banco de Galicia y Buenos Aires SA de CV ADR
                               FINANCE                                                                           831,949
              279,500      IRSA Inversiones y Representaciones SA
                               FINANCE                                                                         1,084,568
              165,114      Compania Naviera Perez Companc SA
                               MULTI-INDUSTRY                                                                    999,039
               48,000      Quilmes Industrial SA ADR
                               CONSUMER NON-DURABLE                                                              531,001
              259,200      Telecom Argentina Stet - Fran Tel SA
                               TELECOMMUNICATIONS                                                              1,845,688
              258,000      Telefonica de Argentina SA
                               TELECOMMUNICATIONS                                                                990,819
               30,300      Telefonica de Argentina SA ADR
                               TELECOMMUNICATIONS                                                              1,168,444
              110,200       YPF Sociedad Anonima  ADR
                               ENERGY                                                                          3,843,226
                                                                                                         -------------------
                                                                                                              11,942,799
                                                                                                         -------------------

                           BOTSWANA  - 0.5%
                           COMMON STOCK
            1,003,000      Sechaba Ord(a)
                               SERVICES                                                                        1,604,220
                                                                                                         -------------------

                           BRAZIL  - 15.9%
                           COMMON STOCK
           99,200,000      Centrais Eletricas Brasileiras SA - Eletrobras(a)
                               ENERGY                                                                          4,118,881
            1,927,000      Companhia Cervejaria Brahma
                               SERVICES                                                                        1,254,910
           37,000,000      Companhia Energetica de Minas Gerais
                               SERVICES                                                                        1,778,846
               88,000      Companhia Paranaense de Energia-Cope
                               ENERGY                                                                          1,254,000
           16,440,000      Companhia Paulista de Forca e Luz - CPFL
                               ENERGY                                                                          2,112,485
            3,680,000      Light - Servicos de Electricidade SA
                               ENERGY                                                                          1,407,345

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           BRAZIL  (CONCLUDED)
                           COMMON STOCK
           40,423,000      Telecomunicacoes Brasileiras SA - Telebras
                               TELECOMMUNICATIONS                                                         $  3,985,764
               51,000      Telecomunicacoes Brasileiras SA Telebras ADR
                               TELECOMMUNICATIONS                                                            6,212,438
               41,000      Unibanco-Uniao Bco(b)
                               FINANCE                                                                       1,629,750
                           PREFERRED STOCK
          176,753,836       Banco Brasileiro de Decontos SA
                               FINANCE                                                                       1,622,304
           19,000,000      Banco Nacional SA(a)(b)
                               FINANCE                                                                               0
           65,510,000      Centrais Eletricas Brasileiras SA - Eletrobras
                               ENERGY                                                                        2,943,369
              108,300      Companhia Vale Rio Doce
                               FINANCE                                                                       2,603,365
            1,180,250      IKPC - Industrias Klabin de Papel e Celulose SA
                               SERVICES                                                                        753,132
            1,345,000      Itausa Investimentos Itau SA
                               MULTI-INDUSTRY                                                                1,128,672
           23,790,000      Petrol Brasileiro - Petrobras
                               ENERGY                                                                        6,020,284
            8,607,062      Telecomunicacoes de Sao Paulo SA - TELESP
                               TELECOMMUNICATIONS                                                            2,911,654
            2,464,858      Telecomunicacoes do Parana SA-Telepar
                               TELECOMMUNICATIONS                                                            1,368,168
            6,789,194      Telecomunicacoes do Rio de Janeiro SA-Telerj
                               CAPITAL EQUIPMENT                                                             1,023,720
              115,530      Usinas Siderurgicas de Minas Gerais SA
                               CAPITAL EQUIPMENT                                                               797,804
               47,200      Vale Rio Doce B shares(b)
                               MATERIALS                                                                             0
                                                                                                    -------------------
                                                                                                             44,926,891
                                                                                                    -------------------

                           CHILE - 3.8%
                           COMMON STOCK
               23,500      Administradora de Fondos de Pensiones Provida SA ADR
                               MATERIALS                                                                        420,063
               29,700      Banco de A Edwards SP ADR
                               FINANCE                                                                          477,058
               78,400      Banco Santander Chile ADR
                               FINANCE                                                                        1,097,600

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           CHILE  (CONCLUDED)
                52,200     Chilectra SA
                               ENERGY                                                                     $  1,415,825
                27,700     Compania Cervecerias Unidas SA
                               SERVICES                                                                        765,212
               116,925     Compania de Telecomunicacion de Chile SA ADR
                               TELECOMMUNICATIONS                                                            2,930,434
                24,400     Distribucion y Servico D&S SA ADR
                               RETAIL                                                                          430,050
                61,841     Gener SA
                               ENERGY                                                                        1,383,693
                 2,800     Maderas y Sinteticos Sociedad Anonima SA ADR
                               MULTI-INDUSTRY                                                                   26,775
                26,800     Quimica y Minera Chile SA ADR
                               MATERIALS                                                                     1,164,125
                32,000     Quinenco SA ADR
                               MULTI-INDUSTRY                                                                  330,001
                12,928     Santa Isabel SA ADR
                               SERVICES                                                                        213,312
                                                                                                         -------------------
                                                                                                            10,654,148
                                                                                                         -------------------

                           CHINA, PEOPLES REPUBLIC OF - 0.4%
                           COMMON STOCK
             1,742,000     Beijing Datang Power Gen H
                               ENERGY                                                                          708,395
             1,163,000     Qingling Motors Co.
                               SERVICES                                                                        502,969
                                                                                                         -------------------
                                                                                                             1,211,364
                                                                                                         -------------------

                           CROATIA - 0.4%
                           COMMON STOCK
                60,060     Pliva DD GDR
                               CONSUMER GOODS                                                                1,076,575
                                                                                                         -------------------

                           CZECH REPUBLIC - 0.8%
                           COMMON STOCK
                11,850     SPT Telekom AS(a)
                               ENERGY                                                                        1,723,734
                 2,430     Tabak AS
                               CONSUMER GOODS                                                                  639,522
                                                                                                         -------------------
                                                                                                             2,363,256
                                                                                                         -------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------

                           EGYPT - 0.7%
                           COMMON STOCK
                122,000    Commercial International Bank GDR
                               FINANCE                                                                    $        2,067,900
                                                                                                         -------------------

                           GREECE - 3.4%
                           COMMON STOCK
                 18,680    Alpha Credit Bank
                               FINANCE                                                                            1,969,675
                  5,000    Delta Informatics SA
                               SERVICES                                                                             190,812
                117,860    Hellenic Bottling Co. SA
                               CONSUMER GOODS                                                                     4,385,382
                105,240    Hellenic Telecom Organization
                               SERVICES                                                                           3,012,164
                                                                                                         -------------------
                                                                                                                  9,558,033
                                                                                                         -------------------

                           HONG KONG - 2.9%
                           COMMON STOCK
                676,000    Anhui Expressway Co. Ltd.
                               CAPITAL EQUIPMENT                                                                    107,341
                366,000    Cheung Kong Infrastructure Holdings
                               CAPITAL EQUIPMENT                                                                    928,454
              1,849,000    China Resources Beijing Land
                               FINANCE                                                                              978,674
                411,000    China Telecom (Hong Kong)(a)
                               SERVICES                                                                             779,967
                113,000    Citic Pacific Ltd.
                               MULTI-INDUSTRY                                                                       347,194
                336,000    Cosco Pacific Ltd.
                               SERVICES                                                                             227,728
                316,000    Founder Hong Kong Ltd.
                               SERVICES                                                                             263,126
                426,000    Guangnan Holdings
                               SERVICES                                                                             274,977
              1,139,000    Guangnan Railway
                               SERVICES                                                                             213,211
                 71,400    Huaneng Power International Inc. ADR(a)
                               ENERGY                                                                             1,570,921
                630,000    Legend Holdings Ltd.(a)
                               SERVICES                                                                             270,426
                441,000    New World Infrastructure(a)
                               FINANCE                                                                              947,916

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------

                           HONG KONG (CONCLUDED)
                           COMMON STOCK
              126,000      Ng Fung Hong Ltd.
                               SERVICES                                                                   $         113,864
            4,412,000      Yanzhou Coal Mining Co., Ltd.(a)
                               SERVICES                                                                           1,153,393
                                                                                                         -------------------
                                                                                                                  8,177,192
                                                                                                         -------------------

                           HUNGARY - 3.3%
                           COMMON STOCK
               30,460      BorsodChem RT
                               MATERIALS                                                                          1,155,809
               18,200      Gedeon Richter RT
                               CONSUMER GOODS                                                                     1,942,850
               72,848      Matav RT ADR(a)
                               SERVICES                                                                           1,999,016
               53,230      MOL Magyar Olaj GDR
                               ENERGY                                                                             1,624,846
               19,720      Magyar Olag-Es Gazipare GDR(a)
                               OTHER                                                                                601,953
               23,770      OTP Bank GDR
                               FINANCE                                                                            1,143,337
               25,599      Pannonplast RT
                               MATERIALS                                                                          1,086,067
                                                                                                         -------------------
                                                                                                                  9,553,878
                                                                                                         -------------------

                           INDIA - 8.5%
                           COMMON STOCK
               16,000      Associated Cement Co.(a)
                               MATERIALS                                                                            629,888
               16,000      BSES Ltd.
                               ENERGY                                                                                74,209
               90,000      Bajaj Auto Ltd.(a)
                               CAPITAL EQUIPMENT                                                                  1,350,057
              283,000      Bharat Heavy Electricals Ltd.
                               CAPITAL EQUIPMENT                                                                  2,800,429
              275,000      Bharat Petroleum
                               ENERGY                                                                             2,769,734
            1,075,000      Great Eastern Shipping Co.
                               MULTI-INDUSTRY                                                                     1,123,317
               13,000      Hindustan lever Ltd.
                               MULTI-INDUSTRY                                                                       516,203

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           INDIA (CONCLUDED)
                           COMMON STOCK
                 98,700    Hindustan Petroleum Corp. Ltd.
                               ENERGY                                                                     $        1,006,386
                113,992    ITC Ltd.
                               CONSUMER GOODS                                                                      2,272,090
                 37,900    Indian Hotels Co. Ltd.
                               SERVICES                                                                              505,541
                478,000    Mahanagar Telephone Nigam Ltd.
                               TELECOMMUNICATIONS                                                                  3,033,012
                 51,000    Mahindra & Mahindra Ltd.
                               CAPITAL EQUIPMENT                                                                     371,247
                 94,000    Ranbaxy Laboratories Ltd.
                               CONSUMER GOODS                                                                      1,570,415
                500,000    Reliance Industries Ltd.
                               MATERIALS                                                                           2,421,629
                420,000    State Bank of India
                               FINANCE                                                                             3,050,988
                 30,300    Videsh Sanchar Nigam Ltd.
                               TELECOMMUNICATIONS                                                                    591,275
                                                                                                         -------------------
                                                                                                                  24,086,420
                                                                                                         -------------------

                           INDONESIA - 1.1%
                           COMMON STOCK
                 35,000    Gulf Indonesia Resources Ltd.(a)
                               ENERGY                                                                                538,126
                183,000    PT Gudang Garam
                               CAPITAL EQUIPMENT                                                                     216,427
                904,000    PT Indofoods Sukses Makmur
                               CONSUMER GOODS                                                                        380,631
                351,500    PT Indostat ADR
                               TELECOMMUNICATIONS                                                                    509,292
                933,000    PT Hanjaya Mandala Sampoerna
                               CONSUMER NON-DURABLES                                                                 603,704
                152,000    PT Tambang Timah
                               MATERIALS                                                                             125,647
              1,792,000    PT Telekomunikasi Indonesia
                               TELECOMMUNICATIONS                                                                    699,045
                                                                                                         -------------------
                                                                                                                   3,072,872
                                                                                                         -------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           ISRAEL - 3.3%
                           COMMON STOCK
             1,940,900     Bank Leumi Le-Israel
                               FINANCE                                                                    $  3,542,343
                88,900     Blue Square-Israel Ltd.
                               SERVICES                                                                      1,422,400
                59,210     ECI Telecommunications Ltd.
                               CAPITAL EQUIPMENT                                                             1,805,905
                88,290     Osem Investment Ltd.
                               CONSUMER GOODS                                                                  371,858
                49,470     Teva Pharmaceutical Industries Ltd. ADR
                               CONSUMER GOODS                                                                2,114,843
                           WARRANTS
               107,500     Bank Leumi 4(a)
                               FINANCE                                                                          24,699
                                                                                                         -------------------
                                                                                                             9,282,048
                                                                                                         -------------------

                           KOREA, REPUBLIC OF - 3.9%
                           COMMON STOCK
                171,000    Daewoo Heavy Industries
                               FINANCE                                                                         845,724
                184,376    Kookmin Bank GDR(a)
                               FINANCE                                                                       1,165,715
                 63,010    Korea Electric Power Corp.
                               ENERGY                                                                          858,049
                173,090    L.G. Electronics
                               CAPITAL EQUIPMENT                                                             2,059,209
                 29,173    L.G. Information and Communication Ltd.
                               CAPITAL EQUIPMENT                                                               886,214
                 10,000    Pohang Iron & Steel Co. Ltd.
                               MATERIALS                                                                       535,446
                  1,327    SK Telecom Co. Ltd.(b)
                               TELECOMMUNICATIONS                                                              792,536
                  6,296    Samsung Display Devices Co.
                               CAPITAL EQUIPMENT                                                               313,269
                 50,944    Samsung Electronics Co.
                               CAPITAL EQUIPMENT                                                             2,820,694
                 39,000    Samsung Heavy Industries(a)
                               CAPITAL EQUIPMENT                                                               275,466
                 55,250    Ssangyong Oil Refining Co. Ltd.
                               ENERGY                                                                          411,166

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           KOREA, REPUBLIC OF  (CONCLUDED)
                           RIGHTS - 0.0%
                  4,053    Samsung Electronics America, Inc.
                               CONSUMER DURABLES                                                                   $ 78,240
                                                                                                         -------------------
                                                                                                                 11,041,728
                                                                                                         -------------------
                           MALYAYSIA - 0.8%
                           COMMON STOCK
                 68,000   Berjaya Sports Toto Berhad
                               SERVICES                                                                             160,909
                327,000    Magnum Corp Berhad
                               SERVICES                                                                             218,583
                189,000    Resorts World Berhad
                               SERVICES                                                                             363,850
                174,000    Tanjong plc
                               OTHER                                                                                395,455
                127,000    Telekom Malaysia Berhad
                               SERVICES                                                                             380,321
                350,000    Tenaga Nasional Berhad
                               ENERGY                                                                               697,193
                                                                                                         -------------------
                                                                                                                  2,216,311
                                                                                                         -------------------

                           MAURITIUS - 0.5%
                           COMMON STOCK
              2,250,000    State Bank of Mauritius Ltd.(a)
                               FINANCE                                                                             1,531,508
                                                                                                         -------------------

                           MEXICO - 12.8%
                           COMMON STOCK
                 17,600    Bufete Industrial SA ADR(a)
                               CAPITAL EQUIPMENT                                                                      96,800
                963,720    Cemex SA de CV
                               MATERIALS                                                                           4,807,533
                      2    Cifra SA - Ser A
                               SERVICES                                                                                    3
              2,343,000    Cifra SA de CV
                               SERVICES                                                                            4,045,984
                438,000    Consorcio ARA SA(a)
                               CAPITAL EQUIPMENT                                                                   2,182,390
              1,108,000    Controladora Comercial Mexicana SA de CV
                               SERVICES                                                                            1,359,958
                219,000    Desc SA de CV
                               MULTI-INDUSTRY                                                                      1,503,940

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           MEXICO (CONCLUDED)
                           COMMON STOCK
                523,000    Fomento Economico Mexicano SA de CV
                               SERVICES                                                                   $  4,029,000
                286,400    Grupo Carso SA de CV
                               MULTI-INDUSTRY                                                                1,821,732
              2,050,000    Grupo Financiero Bancomer
                               SERVICES                                                                      1,415,042
                367,000    Grupo Industrial Bimbo SA
                               RETAIL                                                                          964,028
                267,000    Grupo Industrial Saltillo SA de CV
                               MULTI-INDUSTRY                                                                1,132,222
                 47,600    Grupo Televisa SA(a)
                               SERVICES                                                                      1,951,600
                158,800    Hylsamex SA
                               CAPITAL EQUIPMENT                                                               733,255
                332,500    Kimberly-Clark de Mexico SA de CV
                               SERVICES                                                                      1,619,515
                760,000    Sistema Argos SA de CV
                               CONSUMER NON-DURABLES                                                           866,576
                109,500    Telefonos de Mexico SA ADR
                               TELECOMMUNICATIONS                                                            6,200,439
                 47,600    Tubos de Acero de Mexico SA ADR(a)
                               MATERIALS                                                                       874,651
                 37,000    TV Azteca SA de CV
                               SERVICES                                                                        689,125
                                                                                                         -------------------
                                                                                                            36,293,793
                                                                                                         -------------------

                           PAKISTAN - 0.8%
                           COMMON STOCK
                 68,000    Hub Power Co. Ltd.(b)
                               MULTI-INDUSTRY                                                                1,751,000
                  6,000    Pakistan Telecommunications Corp.
                               SERVICES                                                                        414,000
                                                                                                         -------------------
                                                                                                             2,165,000
                                                                                                         -------------------

                           PERU - 0.3%
                           COMMON STOCK
                 40,500    CPT Telefonica del Peru SA ADR
                               TELECOMMUNICATIONS                                                              896,063
                                                                                                         -------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           PHILIPPINES - 1.8%
                           COMMON STOCK
             3,253,012     Ayala Land Inc.
                               FINANCE                                                                    $       1,276,084
            11,134,000     Digital Telecommunications Phils., Inc.(a)
                               TELECOMMUNICATIONS                                                                   482,519
                 9,000     Far East Bank & Trust Co.
                               FINANCE                                                                               10,199
               350,280     Manila Electric Co. "B" Shares
                               ENERGY                                                                               994,566
                81,540     Philippine Long Distance Telephone Co.
                               TELECOMMUNICATIONS                                                                 2,183,195
                                                                                                         -------------------
                                                                                                                  4,946,563
                                                                                                         -------------------

                           POLAND - 2.6%
                           COMMON STOCK
                 7,850     Bank Przemslowo-Handlowy SA
                               FINANCE                                                                              693,361
                67,280     Bank Rozwoju Eksportu SA
                               FINANCE                                                                            1,931,341
               208,330     Bydgoska Fabryka Kabli SA(a)
                               CAPITAL EQUIPMENT                                                                  1,901,436
                46,260     Gorazdze
                               MATERIALS                                                                          1,280,270
                48,850     Krosno SA(a)
                               MATERIALS                                                                            401,271
                35,000     WBK Ord
                               FINANCE                                                                              271,015
                81,004     Zaklandy Metali Lekkich Kety(a)
                               MATERIALS                                                                          1,133,134
                                                                                                         -------------------
                                                                                                                  7,611,828
                                                                                                         -------------------

                           PORTUGAL - 4.8%
                           COMMON STOCK
                28,750     Banco Espirito Santo e Comercial de Lisboa
                               FINANCE                                                                            1,375,373
                32,550     Compania de Seguros Mundial Confianc(a)
                               FINANCE                                                                            1,124,612
                71,540     Estabelecimentos Jeronimo Martins & Filho
                               RETAIL                                                                             3,344,392
                32,640     Portugal Telecom
                               ENERGY                                                                             1,753,988

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           PORTUGAL  (CONCLUDED)
                           COMMON STOCK
                131,780    Semapa - Sociedade de Investimento e Gestao SGPS SA
                               MATERIALS                                                                  $       3,854,179
                 12,830    Telecel-Comunicacaoes Pessoais SA(a)
                               ENERGY                                                                             2,301,657
                                                                                                         -------------------
                                                                                                                 13,754,201
                                                                                                         -------------------
                           RUSSIA - 2.5%
                           COMMON STOCK
                 96,470    Gazprom ADR
                               ENERGY                                                                             1,777,461
                 23,695    Lukoil Holding
                               ENERGY                                                                             1,561,666
                128,000    Surgutneftegaz ADR
                               ENERGY                                                                               943,845
                 88,650    Unified Energy System(a)
                               ENERGY                                                                             2,789,888
                                                                                                         -------------------
                                                                                                                  7,072,860
                                                                                                         -------------------

                           SLOVAK REPUBLIC - 0.1%
                           COMMON STOCK
                  9,076    Nafta Gbely AS
                               SERVICES                                                                              204,904
                                                                                                         -------------------

                           SOUTH AFRICA - 9.2%
                           COMMON STOCK
                263,800    Amalgamated Banks of South Africa
                               FINANCE                                                                             2,282,458
                 57,800    Anglo American Corp. of South Africa Ltd.
                               MATERIALS                                                                           3,417,818
                288,829    Barlow Ltd.
                               MULTI-INDUSTRY                                                                      2,790,328
                325,000    Billiton plc
                               MATERIALS                                                                             919,115
                 89,716    Dimension Data Holdings Ltd.(a)
                               CAPITAL EQUIPMENT                                                                     622,769
                 85,000    Dorbyl Ltd.
                               CAPITAL EQUIPMENT                                                                     571,542
                101,776    Ellerine Holdings Ltd.
                               SERVICES                                                                            1,056,707
                140,100    Fedsure Holdings Ltd.
                               FINANCE                                                                             2,341,235

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           SOUTH AFRICA (CONCLUDED)
                           COMMON STOCK
                119,000    First National Bank Holdings
                               SERVICES                                                                   $        1,553,250
                594,200    Malbak Ltd.
                               MULTI-INDUSTRY                                                                        564,060
                635,000    NMBZ Holdings Ltd.(a)
                               FINANCE                                                                               444,500
                369,000    Nampak Ltd.
                               SERVICES                                                                            1,590,865
                    186    New Clicks Holdings Ltd.
                               SERVICES                                                                                  294
                189,800    Rembrandt Group Ltd.
                               FINANCE                                                                             1,726,649
                238,000    Sasol Ltd.
                               ENERGY                                                                              2,400,475
                 89,168    South African Breweries Ltd.
                               SERVICES                                                                            2,990,782
                115,314    South African Druggists Ltd.
                               CONSUMER GOODS                                                                        638,543
                                                                                                         -------------------
                                                                                                                  25,911,390
                                                                                                         -------------------

                           TAIWAN - 4.4%
                           COMMON STOCK
                100,000    Acer Inc. GDR(a)
                               CAPITAL EQUIPMENT                                                                     865,000
                    681    Asia Cement Corp. GDR
                               CAPITAL EQUIPMENT                                                                       7,304
                 58,000    Asustek Computer, Inc.(a)
                               MULTI-INDUSTRY                                                                      1,196,250
                 66,000    Fubon Insurance Co. Ltd. GDR(a)
                               FINANCE                                                                             1,321,650
                158,500    ROC Taiwan Fund
                               FINANCE                                                                             1,347,250
                 67,200    Siliconware Precision Industries Co.(a)
                               CAPITAL EQUIPMENT                                                                   1,013,040
                 92,000    Taiwan Fund Inc.
                               FINANCE                                                                             1,518,000
                145,000    Taiwan Semiconductor Manufacturing Co.(a)
                               CAPITAL EQUIPMENT                                                                   3,561,565
                139,345    Teco Electric & Mach GDR
                               CAPITAL EQUIPMENT                                                                   1,724,394
                                                                                                         -------------------
                                                                                                                  12,554,453
                                                                                                         -------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF APRIL 30, 1998 (UNAUDITED)

           SHARES                                                                                            VALUE US$
           ------                                                                                            ---------
                           THAILAND - 1.4%
                           COMMON STOCK
               93,000      Advanced Info Service Public Co., Ltd.
                               SERVICES                                                                           $ 649,255
              271,000      Bangkok Bank Public Co., Ltd.
                               FINANCE                                                                              679,688
              256,000      Electricity Generating Public Co. Ltd.
                               ENERGY                                                                               496,443
              135,000      PTT Exploration and Production Public Co. Ltd.
                               MATERIALS                                                                          1,424,172
              298,000      Thai Farmers Bak Public Co. Ltd.
                               FINANCE                                                                              681,912
                                                                                                         -------------------
                                                                                                                  3,931,470
                                                                                                         -------------------

                           TURKEY - 1.7%
                           COMMON STOCK
           12,774,470      Akbank TAS
                               FINANCE                                                                            1,085,721
            1,750,640      Migros Turk
                               SERVICES                                                                           1,715,455
            5,223,720      Netas Telekomunik(a)
                               ENERGY                                                                             1,943,030
                                                                                                         -------------------
                                                                                                                  4,744,206
                                                                                                         -------------------

                           VENEZUELA - 0.6%
                           COMMON STOCK
            2,955,293      Electricidad De Caracas
                               ENERGY                                                                             1,878,335
                                                                                                         -------------------

                           ZIMBABWE - 0.1%
                           COMMON STOCK
              153,000      Meikles Africa Ltd.(a)
                               MATERIALS                                                                            195,075
                                                                                                         -------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF APRIL 30, 1998 (UNAUDITED)

            PAR                                                                                              VALUE US$
            ---                                                                                              ---------

                           REPURCHASE AGREEMENTS - 1.4%
             4,000,000     Chase Securities, Inc., 5.45%, 5/1/98, to be
                               repurchased at $4,000,606.  Collateralized by
                               $2,565,000 U.S. Treasury Notes, 5.66%, 11/15/11                            $       4,000,000
                                                                                                         -------------------

           595,658,370         Total Investments - 98.9% (cost $253,061,789)                                    280,527,284

                               Other Assets Less Liabilities - 1.1%                                               2,736,347
                                                                                                         -------------------

                               Total Net Assets - 100%                                                        $ 283,263,631
                                                                                                         ===================

-------------------------------
(a)  Non-income producing security.
(b) Valued pursuant to methodology approved by the Board of Trustees. ADR - American Depository Receipts
GDR - Global Depository Receipts

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
      Investments (Note 2)
         Investments at cost                                                                                  $ 253,061,789
         Net unrealized appreciation (depreciation)                                                              27,465,495
                                                                                                        --------------------
                               Total Investments at value                                                       280,527,284

      Cash                                                                                                        4,822,490
      Receivable for investments sold                                                                               977,618
      Receivable for dividends, tax reclaims and interest                                                         1,418,855
      Organization costs, net of amortization (Note 2)                                                                6,183
                                                                                                        --------------------

                               Total Assets                                                                     287,752,430
                                                                                                        --------------------

LIABILITIES:
      Payable for investments purchased                                                                           3,908,490
      Payable to investment adviser (Note 3)                                                                        171,479
      Payable to administrator (Note 3)                                                                              11,657
      Payable to subadministrator (Note 3)                                                                           23,314
      Accrued foreign taxes payable (Note 5)                                                                              -
      Accrued expenses and other liabilities                                                                        373,859
                                                                                                        --------------------

                               Total Liabilities                                                                  4,488,799
                                                                                                        --------------------

                               Net Assets                                                                     $ 283,263,631
                                                                                                        ====================

COMPONENTS OF NET ASSETS:
      Investors' capital                                                                                      $ 255,875,581
      Net unrealized appreciation (depreciation) on investments and
         foreign currency transactions                                                                           27,388,050
                                                                                                        --------------------

                               Net Assets                                                                     $ 283,263,631
                                                                                                        ====================


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
      Dividend income (net of foreign withholding taxes of $278,573)                                            $ 2,678,231
      Interest income                                                                                               583,785
                                                                                                        --------------------
                               Total Investment Income                                                            3,262,016
                                                                                                        --------------------

EXPENSES:
      Investment advisory ( Note 3)                                                                               1,318,762
      Administration (Note 3)                                                                                        65,938
      Subadministration (Note 3)                                                                                    131,876
      Transfer agency (Note 3)                                                                                        6,193
      Custody                                                                                                       249,235
      Accounting (Note 3)                                                                                            36,000
      Audit                                                                                                          21,413
      Legal                                                                                                          10,097
      Trustees                                                                                                        6,069
      Pricing                                                                                                        11,938
      Amortization of organization costs (Note 2)                                                                     1,237
      Miscellaneous                                                                                                  20,654
                                                                                                        --------------------
                               Total Expenses                                                                     1,879,412
      Fees waived (Note 6)                                                                                         (324,328)
                                                                                                        --------------------
                               Net Expenses                                                                       1,555,084
                                                                                                        --------------------

NET INVESTMENT INCOME (LOSS)                                                                                      1,706,932
                                                                                                        --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
      TRANSACTIONS:
      Net realized gain (loss) on investments sold (A)                                                          (19,937,873)
      Net realized gain (loss) on foreign currency transactions                                                    (433,041)
                                                                                                        --------------------
                               Net realized gain (loss) on investments and foreign currency
                                      transactions                                                              (20,370,914)
                                                                                                        --------------------
      Net change in unrealized appreciation (depreciation) on investments (B)                                    28,532,545
      Net change in unrealized appreciation (depreciation) on foreign currency
         transactions                                                                                                (8,335)
                                                                                                        --------------------
                               Net change in unrealized appreciation (depreciation) on
                                    investments and foreign currency transactions                                28,524,210
                                                                                                        --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
      TRANSACTIONS                                                                                                8,153,296
                                                                                                        --------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                 $ 9,860,228
                                                                                                        ====================

------------------------------

(A) Net of  Indian  capital  loss tax of  $85,301.
(B) Net of  deferred  Indian capital gain tax of $58,476.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                  FOR THE PERIOD
                                                                                       ENDED               FOR THE YEAR
                                                                                  APRIL 30, 1998               ENDED
                                                                                    (UNAUDITED)         OCTOBER 31, 1997
                                                                                --------------------    --------------------

NET ASSETS, BEGINNING OF PERIOD                                                       $ 259,075,892           $ 167,549,528
                                                                                --------------------    --------------------

OPERATIONS:
      Net investment income (loss)                                                        1,706,932               1,770,513
      Net realized gain (loss) on investments                                           (20,370,914)            (10,263,960)
      Net change in unrealized appreciation (depreciation) on investments                28,524,210              (2,810,514)
                                                                                --------------------    --------------------
      Net increase (decrease) in net assets resulting from operations                     9,860,228             (11,303,961)
                                                                                --------------------    --------------------


TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST (A):
      Contributions                                                                      45,340,326             129,110,600
      Withdrawals                                                                       (31,012,815)            (26,280,275)
                                                                                --------------------    --------------------
      Net increase (decrease) in net assets from
         transactions from investors' beneficial interest                                14,327,511             102,830,325
                                                                                --------------------    --------------------

      Net increase (decrease) in net assets                                              24,187,739              91,526,364
                                                                                --------------------    --------------------

NET ASSETS, END OF PERIOD                                                             $ 283,263,631           $ 259,075,892
                                                                                ====================    ====================

(A)      Includes purchase and redemption fees (Note 7).





    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Portfolio performance for the following periods:
                                                                            For the                   For the
                                                                         Period Ended                Years Ended
                                                                           April 30,                 October 31,
                                                                         --------------    -------------------------------
                                                                           1998 (b)            1997             1996
---------------------------------------------------------------------------------------    -------------    --------------
Ratio to Average Net Assets:
      Expenses including reimbursement/waiver of fees                         1.18%            1.22%             1.45%
      Expenses excluding reimbursement/waiver of fees                         1.43%            1.43%             1.51%
      Net investment income including reimbursement/waiver of fees            1.05%            0.69%             0.52%

Average Commission Rate Per Share (a)                                        $0.0017          $0.0020           $0.0008
Portfolio Turnover Rate                                                      26.19%           43.13%           102.70%


----------------------------------------------------

(a) Amount represents the average commission per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.
(b)   Unaudited.




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Schroder Emerging Markets Fund Institutional Portfolio (Portfolio)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust by on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is Schroder Emerging Markets Fund Institutional Portfolio (the "Portfolio"), a non-diversified portfolio that commenced operations on November 1, 1995. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies. Purchases and redemptions are subject to a subscription transactions charge of 0.50% payable to the Portfolio to reimburse transaction costs incurred with respect to the Portfolio's purchase or sale of portfolio investments.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolio:

SECURITY VALUATION - Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Domestic short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign short-term investments are valued at the current market price then marked to market to recognize any gain or loss on the transaction. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees. As of April 30, 1998, the Portfolio had did not hold a position in Fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect on the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect on the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

REPURCHASE AGREEMENTS - The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

EXPENSE ALLOCATION - Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

ORGANIZATIONAL COSTS - Costs incurred by the Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - Schroder Capital Management International Inc. ("SCMI"), is the investment adviser. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 1.00% of the average daily net assets of the Portfolio. SCMI voluntarily has undertaken to waive a portion of its fees in order to limit fees paid for the Portfolio's investment advisory services to 0.85% of its average daily net assets. This fee waiver cannot be withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust.

ADMINISTRATOR AND SUBADMINISTRATOR - The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"). In addition, the Portfolio has entered into a Subadministration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, Schroder Advisors and FAdS are entitled to receive compensation at annual rates, payable monthly, of 0.05% and 0.10%, respectively of the average daily net assets of the Portfolio, subject to an annual minimum fee of $25,000, payable to FAdS for subadministration servieces.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") performs portfolio accounting for the Portfolio and is entitled to receive compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions. FAcS also serves as the Portfolio's transfer agent and is entitled to receive compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of  securities  purchased  and the  proceeds  from sales of  securities
(excluding  short-term   investments)  for  the  period  ended  April  30,  1998
aggregated $95,528,708 and $65,080,261, respectively.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO (PORTFOLIO)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

For federal income tax purposes, the tax basis of investment securities owned as of April 30, 1998 was $280,139,637 and the net unrealized appreciation of investment securities was $27,212,915. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $54,016,428, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $26,803,513.

NOTE 5.  FEDERAL TAXES

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. Indian tax regulations require that taxes be paid on capital gains realized by the Portfolio. At April 30, 1998, the Portfolio decreased net unrealized appreciation on investments by the estimated tax liability attributable to Indian investments of $58,476 and decreased net realized losses on investments by $85,301 for taxes incurred on losses realized from Indian investments.

NOTE 6.  WAIVER OF FEES

Effective May 5, 1997, SCMI voluntarily waived a portion of its advisory fee so that the Portfolio's total expenses would not exceed 1.18% of the Portfolio's average daily net assets. SCMI, Schroder Advisors, FAdS and FAcS may waive voluntarily all or a portion of their fees from time to time. SCMI waived fees of $324,328 and $534,861 for the period ended April 30, 1998 and the year ended October 31, 1997, respectively.

NOTE 7.  PURCHASE AND REDEMPTION FEE

Purchases and redemptions of interest in the Portfolio are subject to a transaction charge of 0.50% of the net asset value of the interests purchased or redeemed. This charge is designed to cover the transaction costs incurred by the Portfolio (either directly or indirectly) as a result of a purchases or redemptions of interests in the Portfolio, including brokerage commissions in acquiring or selling portfolio securities; currency transactions costs; interest recordkeeper costs; and to protect the interests of other interestholders. These charges, which are not sales charges, are paid to the Portfolio, not SCMI, FAdS or any other entity. The purchase and redemption fees for the period ended April 30, 1998 were $225,926 and $155,064, respectively. The purchase and redemption fees are included in the Statement of Changes in Net Assets contributions and withdrawal amounts, respectively, and are included in the Investors' Capital in the Statement of Assets and Liabilities.

NOTE 8.  CONCENTRATION OF RISK

The Portfolio's investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic events in these markets may have disruptive effects on the market prices of the Portfolio's investments.

TRUSTEES                                        OFFICERS

Hermann C. Schwab                               Hermann C. Schwab
Peter E. Guernsey                                        Chairman of the Board
John I. Howell                                  Mark J. Smith
Clarence F. Michalis                                     President
Mark J. Smith                                   Mark Astley
David N. Dinkins                                         Vice President
Peter S. Knight                                 Robert G. Davy
Sharon L. Haugh                                          Vice President
                                                Margaret H. Douglas-Hamilton
                                                         Vice President
                                                Richard Foulkes
                                                         Vice President
                                                John Y. Keffer
                                                         Vice President
                                                Jane Lucas
                                                         Vice Presidnet
                                                Catherine A. Mazza
                                                         Vice President
                                                Michael Perelstein
                                                         Vice President
                                                Fariba Talebi
                                                         Vice President
                                                John A. Troiano
                                                         Vice President
                                                Ira L. Unschuld
                                                         Vice President
                                                Alexandra Poe
                                                         Vice President
                                                         Secretary
                                                Fergal Cassidy
                                                         Treasurer

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, NY  10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY  10019

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

TRANSFER AND DIVIDEND DISBURSING
AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

COUNSEL
Ropes & Gray
One International Place
Boston, MA  02110-2624

INDEPENDENT AUDITORS
Coopers & Lybrand L.L. P.
One Post Office Square
Boston, MA  02109








This report is for the information of the shareholders of the Schroder Emerging Markets Fund Institutional
Portfolio. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.


EMGsemi (4/98)